Concentration of risks (Details)	6 Months Ended
	Dec. 31, 2024 USD ($) item	Jun. 30, 2024 item	Jun. 30, 2023 item
Concentration of risks
Cash deposited with financial institutions | $	$ 29,756
Number of BTC store | item	4.47	4.47	82.32
Ownership and operation rights attributable to entity	100.00%
UNITED STATES
Concentration of risks
Insurance coverage for each bank | $	$ 250,000
Customer Concentration Risk
Concentration of risks
Number of BTC store | item	4.47